Note 31 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
Carrying amount	December 31, 2019	December 31, 2018

Zimbabwe	3, 123	3,639
Jersey, Channel Islands	2,003	-
Other regions	20	10
	5,146	3,649

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2019	Carrying amount	12 months or less	1-3 Years
Trade and other payables	5,116	5,116	-
Term loan facility	2,471	-	2,471
	7,587	5,116	2,471
December 31, 2018	Carrying amount	12 months or less	1-3 Years
Trade and other payables	7,493	7,493	-
Term loan facility	5,960	-	5,960
	13,453	7,493	5,960

Sensitivity analysis for types of market risk [text block]
	2019 $‘000		2018 $‘000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	57	4,176	57	8,147
Trade and other receivables	-	1,735	-	126
Trade and other payables	-	(179)	-	(345)
Term loan	-	(2,471)	-	(5,960)
Overdraft	-	(490)	-	-
	57	2,771	57	1,968
	2019 $‘000		2018 $’000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	3	199	3	388
Trade and other receivables	-	82	-	6
Trade and other payables	-	9	-	(16)
Term loan	-	(117)	-	(283)
Overdraft	-	(23)	-	-
	3	150	3	95
	2019	2018
Cash and cash equivalents	9,383	11,187
Term loan	(2,471)	(5,960)
Overdraft	(490)	-
Sensitivity analysis – Cash and cash equivalents	2019	2018
Increase by 100 basis points	94	111
Decrease by 100 basis points	(94)	(111)
Sensitivity analysis – Term loan	2019	2018

Increase by 100 basis points	(25)	(60)
Decrease by 100 basis points	25	60
Sensitivity analysis – Overdraft	2019	2018

Increase by 100 basis points	(5)	-
Decrease by 100 basis points	5	-